Profit Appropriation and Restricted Net Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 fund	Dec. 31, 2013
Profit Appropriation and Restricted Net Assets
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion	2
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%
Transfer to non-distributable reserve funds	$ 0.1	$ 0
Net assets subject to restriction for the Group	$ 163.0